Goodwill - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Goodwill acquired	$ 149,000,000	$ 43,000,000
Accumulated impairment losses, net	102,000,000	102,000,000
Impairment loss of goodwill	0	0	$ 0
Norstel AB [Member]
Goodwill [Line Items]
Increase in goodwill	14,000,000
ADG and MDG Segments [Member]
Goodwill [Line Items]
Goodwill acquired	135,000,000
Microcontrollers and Digital ICs Group (MDG) [Member]
Goodwill [Line Items]
Goodwill acquired	111,000,000
Accumulated impairment losses, net	96,000,000	96,000,000
Others [Member]
Goodwill [Line Items]
Accumulated impairment losses, net	$ 6,000,000	$ 6,000,000